Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000069472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,951,200
C000069470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,916
Average Annual Return, Percent	14.21%	3.38%	6.00%
C000069471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,637
Average Annual Return, Percent	19.29%	3.83%	5.84%
C000090015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $18,256
C000125074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $19,701
C000063561
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,532,500
C000063559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $23,016
Average Annual Return, Percent	9.01%	8.00%	8.69%
C000063560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $22,663
Average Annual Return, Percent	13.79%	8.47%	8.53%
C000090014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $23,754
C000228873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $26,117
C000021351
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $28,554
C000021352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $28,003
C000021353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $27,481
C000027739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,900,200
C000090012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $26,345
Average Annual Return, Percent	5.56%	4.38%	10.17%
C000090013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $25,935
Average Annual Return, Percent	10.13%	4.84%	10.00%
C000021336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $24,393
C000021337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $24,177
C000021338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $23,564
C000021339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,479,000
C000125070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $25,021
C000228870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $25,514
C000121825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $20,671
C000121826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $20,552
C000021340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,106,400
C000121822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $19,146
Average Annual Return, Percent	4.07%	2.32%	6.71%
C000121823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $18,853
Average Annual Return, Percent	8.64%	2.77%	6.55%
C000130576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $21,270
C000228871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $21,867
C000034262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $20,996
C000035184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,176,200
C000057306
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $19,771
Average Annual Return, Percent	5.76%	2.54%	7.05%
C000057307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $19,447
Average Annual Return, Percent	10.35%	2.97%	6.88%
C000077166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $20,451
C000160231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $21,889
C000087774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,089,800
C000087772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $28,082
Average Annual Return, Percent	22.64%	5.56%	10.88%
C000087773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $27,635
Average Annual Return, Percent	28.14%	6.02%	10.70%
C000150163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $31,158
C000021354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $43,867
C000021355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $43,048
C000021356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $41,743
C000027740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $4,457,100
C000077157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $40,450
Average Annual Return, Percent	4.03%	8.32%	15.00%
C000077158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $39,886
Average Annual Return, Percent	8.59%	8.80%	14.84%
C000077160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $41,753
C000210977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $44,584
C000021333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $36,015
C000021334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $35,347
C000021335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $34,813
C000027735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,658,000
C000090001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $33,207
Average Annual Return, Percent	25.84%	9.29%	12.75%
C000089999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $32,743
Average Annual Return, Percent	31.53%	9.77%	12.59%
C000090000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $34,297
C000150162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $36,706
C000228869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $37,241
C000021357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $28,008
C000021358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $27,780
C000021359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $27,081
C000027741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,849,200
C000077161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $25,868
Average Annual Return, Percent	(11.13%)	0.52%	9.97%
C000077162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $25,458
Average Annual Return, Percent	(7.18%)	0.95%	9.80%
C000077164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $26,753
C000125073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $28,755
C000021347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $22,111
C000021348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $21,685
C000027737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,251,500
C000090009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $20,468
Average Annual Return, Percent	14.96%	6.83%	7.43%
C000090010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $20,151
Average Annual Return, Percent	20.13%	7.29%	7.26%
C000090011
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $21,173
C000210976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $22,514
C000082272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,371,100
C000082270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $30,633
Average Annual Return, Percent	5.40%	7.09%	11.85%
C000082271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $30,168
Average Annual Return, Percent	9.97%	7.57%	11.67%
C000228874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $34,893
C000021349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $38,424
C000021350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $37,780
C000027738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,912,200
C000077156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $35,547
Average Annual Return, Percent	18.17%	11.94%	13.52%
C000077153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $34,999
Average Annual Return, Percent	23.44%	12.42%	13.35%
C000077155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $36,772
C000125072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $39,476
C000244622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $39,272
C000021342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $17,427
C000021341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,775,300
C000090002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $16,145
Average Annual Return, Percent	3.41%	(0.66%)	4.91%
C000090003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $15,892
Average Annual Return, Percent	7.88%	(0.24%)	4.74%
C000090004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $16,715
C000125071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $17,930
C000228872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $18,228
C000021330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $34,457
C000021331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $33,796
C000021332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $33,289
C000027734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,511,800
C000077149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $31,924
Average Annual Return, Percent	8.38%	2.94%	12.31%
C000077150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $31,430
Average Annual Return, Percent	13.14%	3.39%	12.13%
C000077152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $33,045
C000205810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $35,189
Without Sales Load [Member] | C000069472
Average Annual Return [Line Items]
Average Annual Return, Percent	21.61%	4.89%	6.91%
Without Sales Load [Member] | C000069470
Average Annual Return [Line Items]
Average Annual Return, Percent	21.20%	4.62%	6.63%
Without Sales Load [Member] | C000069471
Average Annual Return [Line Items]
Average Annual Return, Percent	20.29%	3.83%	5.84%
Without Sales Load [Member] | C000090015
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%	4.20%	6.20%
Without Sales Load [Member] | C000125074
Average Annual Return [Line Items]
Average Annual Return, Percent	21.71%	4.99%	7.02%
Without Sales Load [Member] | C000063561
Average Annual Return [Line Items]
Average Annual Return, Percent	16.05%	9.68%	9.74%
Without Sales Load [Member] | C000063559
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	9.28%	9.34%
Without Sales Load [Member] | C000063560
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%	8.47%	8.53%
Without Sales Load [Member] | C000090014
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%	8.98%	9.04%
Without Sales Load [Member] | C000228873
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%	10.36%	10.08%
Without Sales Load [Member] | C000021351
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%	5.85%	11.06%
Without Sales Load [Member] | C000021352
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%	5.63%	10.85%
Without Sales Load [Member] | C000021353
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%	5.42%	10.64%
Without Sales Load [Member] | C000027739
Average Annual Return [Line Items]
Average Annual Return, Percent	12.43%	6.02%	11.24%
Without Sales Load [Member] | C000090012
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%	5.63%	10.83%
Without Sales Load [Member] | C000090013
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%	4.84%	10.00%
Without Sales Load [Member] | C000021336
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%	2.88%	9.33%
Without Sales Load [Member] | C000021337
Average Annual Return [Line Items]
Average Annual Return, Percent	9.87%	2.78%	9.23%
Without Sales Load [Member] | C000021338
Average Annual Return [Line Items]
Average Annual Return, Percent	9.58%	2.51%	8.95%
Without Sales Load [Member] | C000021339
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%	3.03%	9.50%
Without Sales Load [Member] | C000125070
Average Annual Return [Line Items]
Average Annual Return, Percent	10.24%	3.14%	9.61%
Without Sales Load [Member] | C000228870
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%	3.80%	9.82%
Without Sales Load [Member] | C000121825
Average Annual Return [Line Items]
Average Annual Return, Percent	10.59%	3.70%	7.53%
Without Sales Load [Member] | C000121826
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	3.63%	7.47%
Without Sales Load [Member] | C000021340
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	3.91%	7.73%
Without Sales Load [Member] | C000121822
Average Annual Return [Line Items]
Average Annual Return, Percent	10.43%	3.54%	7.35%
Without Sales Load [Member] | C000121823
Average Annual Return [Line Items]
Average Annual Return, Percent	9.64%	2.77%	6.55%
Without Sales Load [Member] | C000130576
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	4.03%	7.84%
Without Sales Load [Member] | C000228871
Average Annual Return [Line Items]
Average Annual Return, Percent	11.76%	4.70%	8.14%
Without Sales Load [Member] | C000034262
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%	3.76%	7.70%
Without Sales Load [Member] | C000035184
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	4.13%	8.09%
Without Sales Load [Member] | C000057306
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%	3.76%	7.69%
Without Sales Load [Member] | C000057307
Average Annual Return [Line Items]
Average Annual Return, Percent	11.35%	2.97%	6.88%
Without Sales Load [Member] | C000077166
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%	3.49%	7.42%
Without Sales Load [Member] | C000160231
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%	4.23%	8.15%
Without Sales Load [Member] | C000087774
Average Annual Return [Line Items]
Average Annual Return, Percent	30.60%	7.22%	11.94%
Without Sales Load [Member] | C000087772
Average Annual Return [Line Items]
Average Annual Return, Percent	30.12%	6.82%	11.53%
Without Sales Load [Member] | C000087773
Average Annual Return [Line Items]
Average Annual Return, Percent	29.14%	6.02%	10.70%
Without Sales Load [Member] | C000150163
Average Annual Return [Line Items]
Average Annual Return, Percent	30.71%	7.33%	12.04%
Without Sales Load [Member] | C000021354
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%	9.85%	15.93%
Without Sales Load [Member] | C000021355
Average Annual Return [Line Items]
Average Annual Return, Percent	10.43%	9.64%	15.72%
Without Sales Load [Member] | C000021356
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%	9.23%	15.36%
Without Sales Load [Member] | C000027740
Average Annual Return [Line Items]
Average Annual Return, Percent	10.82%	10.02%	16.12%
Without Sales Load [Member] | C000077157
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%	9.61%	15.68%
Without Sales Load [Member] | C000077158
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	8.80%	14.84%
Without Sales Load [Member] | C000077160
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%	9.31%	15.36%
Without Sales Load [Member] | C000210977
Average Annual Return [Line Items]
Average Annual Return, Percent	10.91%	10.11%	16.12%
Without Sales Load [Member] | C000021333
Average Annual Return [Line Items]
Average Annual Return, Percent	33.82%	10.84%	13.67%
Without Sales Load [Member] | C000021334
Average Annual Return [Line Items]
Average Annual Return, Percent	33.53%	10.61%	13.46%
Without Sales Load [Member] | C000021335
Average Annual Return [Line Items]
Average Annual Return, Percent	33.34%	10.45%	13.29%
Without Sales Load [Member] | C000027735
Average Annual Return [Line Items]
Average Annual Return, Percent	34.01%	11.01%	13.85%
Without Sales Load [Member] | C000090001
Average Annual Return [Line Items]
Average Annual Return, Percent	33.51%	10.59%	13.42%
Without Sales Load [Member] | C000089999
Average Annual Return [Line Items]
Average Annual Return, Percent	32.53%	9.77%	12.59%
Without Sales Load [Member] | C000090000
Average Annual Return [Line Items]
Average Annual Return, Percent	33.18%	10.30%	13.12%
Without Sales Load [Member] | C000150162
Average Annual Return [Line Items]
Average Annual Return, Percent	34.15%	11.11%	13.89%
Without Sales Load [Member] | C000228869
Average Annual Return [Line Items]
Average Annual Return, Percent	34.78%	11.58%	14.05%
Without Sales Load [Member] | C000021357
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.51%)	1.93%	10.85%
Without Sales Load [Member] | C000021358
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.59%)	1.83%	10.76%
Without Sales Load [Member] | C000021359
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.87%)	1.57%	10.48%
Without Sales Load [Member] | C000027741
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.33%)	2.09%	11.04%
Without Sales Load [Member] | C000077161
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.71%)	1.71%	10.63%
Without Sales Load [Member] | C000077162
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.42%)	0.95%	9.80%
Without Sales Load [Member] | C000077164
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.91%)	1.46%	10.34%
Without Sales Load [Member] | C000125073
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.26%)	2.19%	11.14%
Without Sales Load [Member] | C000021347
Average Annual Return [Line Items]
Average Annual Return, Percent	22.36%	8.37%	8.26%
Without Sales Load [Member] | C000021348
Average Annual Return [Line Items]
Average Annual Return, Percent	22.03%	8.11%	8.05%
Without Sales Load [Member] | C000027737
Average Annual Return [Line Items]
Average Annual Return, Percent	22.44%	8.49%	8.45%
Without Sales Load [Member] | C000090009
Average Annual Return [Line Items]
Average Annual Return, Percent	21.99%	8.10%	8.06%
Without Sales Load [Member] | C000090010
Average Annual Return [Line Items]
Average Annual Return, Percent	21.13%	7.29%	7.26%
Without Sales Load [Member] | C000090011
Average Annual Return [Line Items]
Average Annual Return, Percent	21.68%	7.83%	7.79%
Without Sales Load [Member] | C000210976
Average Annual Return [Line Items]
Average Annual Return, Percent	22.56%	8.59%	8.45%
Without Sales Load [Member] | C000082272
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%	8.76%	12.92%
Without Sales Load [Member] | C000082270
Average Annual Return [Line Items]
Average Annual Return, Percent	11.87%	8.37%	12.51%
Without Sales Load [Member] | C000082271
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%	7.57%	11.67%
Without Sales Load [Member] | C000228874
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	9.52%	13.31%
Without Sales Load [Member] | C000021349
Average Annual Return [Line Items]
Average Annual Return, Percent	25.60%	13.49%	14.41%
Without Sales Load [Member] | C000021350
Average Annual Return [Line Items]
Average Annual Return, Percent	25.38%	13.28%	14.22%
Without Sales Load [Member] | C000027738
Average Annual Return [Line Items]
Average Annual Return, Percent	25.82%	13.68%	14.62%
Without Sales Load [Member] | C000077156
Average Annual Return [Line Items]
Average Annual Return, Percent	25.39%	13.27%	14.20%
Without Sales Load [Member] | C000077153
Average Annual Return [Line Items]
Average Annual Return, Percent	24.44%	12.42%	13.35%
Without Sales Load [Member] | C000077155
Average Annual Return [Line Items]
Average Annual Return, Percent	25.07%	12.98%	13.91%
Without Sales Load [Member] | C000125072
Average Annual Return [Line Items]
Average Annual Return, Percent	25.95%	13.79%	14.72%
Without Sales Load [Member] | C000244622
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%	13.98%	14.66%
Without Sales Load [Member] | C000021342
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	0.69%	5.71%
Without Sales Load [Member] | C000021341
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	0.87%	5.91%
Without Sales Load [Member] | C000090002
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	0.52%	5.53%
Without Sales Load [Member] | C000090003
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%	(0.24%)	4.74%
Without Sales Load [Member] | C000090004
Average Annual Return [Line Items]
Average Annual Return, Percent	9.48%	0.27%	5.27%
Without Sales Load [Member] | C000125071
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	0.98%	6.01%
Without Sales Load [Member] | C000228872
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%	1.60%	6.19%
Without Sales Load [Member] | C000021330
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	4.43%	13.17%
Without Sales Load [Member] | C000021331
Average Annual Return [Line Items]
Average Annual Return, Percent	15.01%	4.18%	12.95%
Without Sales Load [Member] | C000021332
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%	4.02%	12.78%
Without Sales Load [Member] | C000027734
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%	4.55%	13.38%
Without Sales Load [Member] | C000077149
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	4.17%	12.97%
Without Sales Load [Member] | C000077150
Average Annual Return [Line Items]
Average Annual Return, Percent	14.14%	3.39%	12.13%
Without Sales Load [Member] | C000077152
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	3.91%	12.70%
Without Sales Load [Member] | C000205810
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%	4.65%	13.41%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $2,430,500
Average Annual Return, Percent	39.25%	8.18%	9.29%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $24,305
Average Annual Return, Percent	39.25%	8.18%	9.29%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $24,305
Average Annual Return, Percent	39.25%	8.18%	9.29%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $24,305
Average Annual Return, Percent	39.25%	8.18%	9.29%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $24,305
Average Annual Return, Percent	39.25%	8.18%	9.29%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,091,000
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $32,693
Average Annual Return, Percent	22.35%	10.88%	12.58%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $32,693
Average Annual Return, Percent	22.35%	10.88%	12.58%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $32,693
Average Annual Return, Percent	22.35%	10.88%	12.58%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $3,269,300
Average Annual Return, Percent	22.35%	10.88%	12.58%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $32,693
Average Annual Return, Percent	22.35%	10.88%	12.58%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $32,693
Average Annual Return, Percent	22.35%	10.88%	12.58%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,486,900
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,486,900
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Average Annual Return, Percent	21.62%	9.35%	9.54%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,091,000
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Average Annual Return, Percent	19.77%	12.10%	15.13%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Average Annual Return, Percent	20.38%	12.79%	15.37%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Average Annual Return, Percent	20.10%	11.80%	14.84%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $3,039,700
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,726,900
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,611,700
Average Annual Return, Percent	29.95%	8.52%	10.08%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,726,900
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,117
Average Annual Return, Percent	29.95%	8.52%	10.08%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,117
Average Annual Return, Percent	29.95%	8.52%	10.08%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,117
Average Annual Return, Percent	29.95%	8.52%	10.08%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $5,212,400
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Average Annual Return, Percent	10.82%	11.88%	17.95%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $3,039,700
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Average Annual Return, Percent	29.72%	11.84%	11.76%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $3,123,800
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,014,400
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Average Annual Return, Percent	(1.16%)	4.27%	12.06%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Average Annual Return, Percent	24.55%	9.56%	10.53%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Average Annual Return, Percent	24.55%	9.56%	10.53%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,722,100
Average Annual Return, Percent	24.55%	9.56%	10.53%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,014,400
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Average Annual Return, Percent	24.55%	9.56%	10.53%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Average Annual Return, Percent	24.55%	9.56%	10.53%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Average Annual Return, Percent	24.55%	9.56%	10.53%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Average Annual Return, Percent	24.55%	9.56%	10.53%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Average Annual Return, Percent	17.94%	8.05%	11.67%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $17,599
Average Annual Return, Percent	12.52%	2.33%	5.82%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $1,759,900
Average Annual Return, Percent	12.52%	2.33%	5.82%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $17,599
Average Annual Return, Percent	12.52%	2.33%	5.82%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $17,599
Average Annual Return, Percent	12.52%	2.33%	5.82%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $17,599
Average Annual Return, Percent	12.52%	2.33%	5.82%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $17,599
Average Annual Return, Percent	12.52%	2.33%	5.82%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $17,599
Average Annual Return, Percent	12.52%	2.33%	5.82%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $2,752,800
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,726,900
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Average Annual Return, Percent	23.25%	5.04%	10.66%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Average Annual Return, Percent	26.46%	6.85%	10.55%